BNY Mellon Small Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Small Cap Multi-Strategy Fund
BNY Mellon Small Cap Multi-Strategy Fund
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Small Cap Multi-Strategy Fund	Class M	Investor
Investment advisory fees	0.85%	0.85%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.07%	0.07%
Total annual fund operating expenses	1.04%	1.29%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BNY Mellon Small Cap Multi-Strategy Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class M	106	331	574	1,271
Investor	131	409	708	1,556

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
148.75% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations, at the time of purchase, that are equal to or less than the market capitalization of the largest company included in the
Russell 2000® Index as of the index's most recent reconstitution date, which was
May 31, 2012. As of that date, the market capitalization range of companies comprising the Russell 2000 Index was between approximately $101 million and
$2.6 billion, and the weighted average and median market capitalizations of the
Russell 2000 Index were approximately $1.1 billion and $460 million, respectively. In addition, the fund may invest up to 20% of its net assets in companies with market capitalizations, at the time of purchase, that are above the market capitalization of the largest company included in the Russell 2000
Index. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser that invest primarily in equity securities issued by small cap companies. The fund is designed to provide exposure to various small cap equity portfolio managers and investment strategies and styles. The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including up to 10% of its assets in the equity securities of issuers located in emerging market countries.

The investment adviser determines the investment strategies and sets the target allocations. The investment adviser has the discretion to change the investment strategies and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy              Target   Range
Opportunistic Small Cap Strategy  40%   0% to 50%
Small Cap Value Strategy          30%   0% to 40%
Small Cap Growth Strategy         30%   0% to 40%

The portion of the fund's assets allocated to the Opportunistic Small Cap
Strategy normally is invested primarily in equity securities of small cap companies. In constructing this portion of the fund's portfolio, the portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation catalyst.
The portfolio managers responsible for the Opportunistic Small Cap Strategy select securities that are believed to have attractive reward to risk opportunities and may actively adjust this portion of the fund's portfolio to reflect new developments.

The portion of the fund's assets allocated to the Small Cap Value Strategy normally is invested primarily in equity securities of small cap value companies. In constructing this portion of the fund's portfolio, the portfolio managers employ a value-based investment style, which means that they seek to identify those companies with stocks trading at prices below what are believed to be their intrinsic value. The portfolio managers responsible for the Small
Cap Value Strategy focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near-term or mid-term price increase.

The portion of the fund's assets allocated to the Small Cap Growth Strategy normally is invested primarily in equity securities of small cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the portfolio managers employ a growth-oriented investment style, which means the portfolio managers seek to identify those small cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers responsible for the Small Cap Growth Strategy look for high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers focus on individual stock selection instead of trying to predict which industries or sectors will perform best. The portion of the fund's assets allocated to the
Small Cap Growth Strategy does not have any limitations regarding portfolio turnover, and may have portfolio turnover rates significantly in excess of 100%.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

o Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 2000®
Index and the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600), each an unmanaged index designed to measure the performance of the small cap segment of the U.S. stock market. The fund changed its primary benchmark, effective as of
August 20, 2012, to the Russell 2000 Index, from the S&P SmallCap 600, because the Russell 2000 Index is more reflective of the manner in which the fund's assets may be allocated, based on changes to the fund's investment strategy which took effect as of the same date. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 2000 Value Index and the Russell 2000 Growth Index to show how the fund's performance compares with the returns of indices of securities similar to those in which the fund invests. These indices also are unmanaged indices that are designed to measure the performance of the small cap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on August 20, 2012. Prior to that date, the fund generally had a single primary portfolio manager and investment strategy -- selecting stocks of small-capitalization domestic companies through a disciplined investment process that combined computer modeling techniques, fundamental analysis and risk management. Different investment strategies may lead to different performance results. The fund's performance for periods prior to
August 20, 2012 reflects the fund's investment strategy in effect prior to that date.
The bar chart shows the performance of the fund's Class M shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter Q2, 2003: 17.51% Worst Quarter Q3, 2011: -25.26% The year-to-date total return of the fund's Class M shares as of 9/30/12 was 13.76%.
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns BNY Mellon Small Cap Multi-Strategy Fund	Label	1 Year	5 Years	10 Years
Class M	Class M returns before taxes	(9.24%)	(1.86%)	3.56%
Class M After Taxes on Distributions	Class M returns after taxes on distributions	(10.06%)	(2.76%)	2.59%
Class M After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	(5.96%)	(1.83%)	2.97%
Investor	Investor returns before taxes	(9.45%)	(2.00%)	3.36%
Russell 2000 Index	Russell 2000 Index reflects no deduction for fees, expenses or taxes	(4.18%)	0.15%	5.62%
Russell 2000 Value Index	Russell 2000 Value Index reflects no deduction for fees, expenses or taxes	(5.50%)	(1.87%)	6.40%
Russell 2000 Growth Index	Russell 2000 Growth Index reflects no deduction for fees, expenses or taxes	(2.91%)	2.09%	4.48%
S&P SmallCap 600	S&P SmallCap 600 reflects no deduction for fees, expenses or taxes	1.02%	1.94%	7.09%